Schedule of Warrants Activity (Details) - $ / shares				6 Months Ended		12 Months Ended
	Nov. 29, 2022	Feb. 24, 2022	Jan. 03, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Outstanding Beginning				18,033,640	20,284,016	20,284,016	2,582,857
Weighted Average Exercise Price, Outstanding Beginning				$ 1.93	$ 1.66	$ 1.66	$ 4.08
Weighted Average Remaining Life In Years, Outstanding Beginning							4 years	3 years 3 months 18 days
Number of Warrants, Issued						597,819	21,869,064
Weighted Average Exercise Price, Issued						$ 2.01	$ 0.46
Number of Warrants, Exercised						(2,848,195)	(4,075,337)
Weighted Average Exercise Price, Exercised						$ 0.01	$ 0.01
Number of warrants, Forfeited							92,568
Weighted Average Exercise Price, Forfeited							$ 19.99
Number of Warrants, Outstanding Ending						18,033,640	20,284,016	2,582,857
Weighted Average Exercise Price, Outstanding Ending						$ 1.93	$ 1.66	$ 4.08
Number of warrants, Exercisable						18,033,640
Weighted-average exercise price, Exercisable						$ 1.93
Weighted Average Remaining Life In Years, Exercisable						3 years 6 months
Number of Warrants, Forfeited							(92,568)
Weighted Average Remaining Life In Years, Outstanding Ending						3 years 6 months
Number of Warrants, Exercisable						18,033,640
Weighted Average Exercise Price, Exercisable						$ 1.93
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Outstanding Beginning				18,033,640,000	20,284,016,000	20,284,016,000
Weighted Average Exercise Price, Outstanding Beginning				$ 1.93	$ 1.66	$ 1.66
Weighted Average Remaining Life In Years, Outstanding Beginning				3 years 3 days	4 years 10 days	3 years 6 months 3 days	3 years 11 months 26 days
Number of Warrants, Issued	400,000	1,200,000	1,200,000
Weighted Average Exercise Price, Issued
Number of Warrants, Exercised					(2,410,110)
Weighted Average Exercise Price, Exercised
Number of warrants, Forfeited
Weighted Average Exercise Price, Forfeited
Number of Warrants, Outstanding Ending				18,033,640,000	17,873,906	18,033,640,000	20,284,016,000
Weighted Average Exercise Price, Outstanding Ending				$ 1.93	$ 1.89	$ 1.93	$ 1.66
Number of warrants, Exercisable				18,033,640	17,873,906
Weighted-average exercise price, Exercisable				$ 1.93	$ 1.89
Weighted Average Remaining Life In Years, Exercisable				3 years 3 days	4 years 10 days
Number of Warrants, Forfeited
Number of Warrants, Exercisable				18,033,640	17,873,906
Weighted Average Exercise Price, Exercisable				$ 1.93	$ 1.89